Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net
Intangible Assets, Net

9. Intangible Assets, Net

Intangible assets are comprised of the following:

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Customer contracts	67,291,278	63,398,729	9,744,206
Software	16,698,113	31,501,874	4,841,749
License	—	922,135	141,730
Less: Accumulated amortization	26,767,764	48,437,284	7,444,674

Intangible assets subject to amortization	57,221,627	47,385,454	7,283,011

License with indefinite life	27,262,901	26,194,611	4,026,038
Foreign currency translation adjustment	(1,411,983)	770,790	118,468

Intangible assets	83,072,545	74,350,855	11,427,517

Insurance Brokerage Licenses included in the intangible assets are assessed as indefinite life and are not subject to amortization. Amortization expense related to other intangible asset was RMB8,012,652, RMB18,755,112 and RMB21,669,520 for the years ended December 31, 2015, 2016 and 2017, respectively.

The Group expects to record amortization expense of RMB21,595,060, RMB3,797,284, RMB3,084,906, RMB3,084,906, RMB3,084,906 for the years ending December 31, 2018, 2019, 2020, 2021 and 2022, respectively.